Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Schedule of Inventory

As of September 30, 2025 and December 31, 2024, inventory consists of the following:

	September 30, 2025	December 31, 2024
Raw materials	$914,905	$1,349,923
Work-in-process	2,014,890	1,243,542
Finished goods – cannabis related products	1,206,998	1,629,452
Total inventory	$4,136,793	$4,222,917

As of December 31, 2024 and 2023, inventory consists of the following:

	2024	2023
Raw materials	$1,349,923	$835,186
Work-in-process	1,243,542	944,873
Finished goods – cannabis related products	1,629,452	1,508,802
Total inventory	$4,222,917	$3,288,861